CONVERTIBLE DEBT (Details) $ / shares in Units, ₽ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2014 USD ($) item $ / shares	Jan. 31, 2014 RUB (₽) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 USD ($)	Jan. 31, 2014 RUB (₽)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB (₽)
CONVERTIBLE DEBT
Initial conversion price (in dollars per share) | $ / shares	$ 51.45
Repurchases of convertible debt			$ 11,600,000	₽ 668.0	₽ 5,397.0	₽ 6,096.0
(Loss)/Gain from repurchases of convertible debt			(100,000)	(6.0)	53.0	310.0
Carrying value of the Notes
Total convertible debt | ₽									₽ 18,750.0
Interest Expense			$ 15,600,000	897.0	1,208.0	1,293.0
1.125% convertible senior notes
CONVERTIBLE DEBT
Aggregate principal amount of debt issued and sold	$ 90,000,000											$ 600,000,000	₽ 19,719.0
Interest rate (as a percent)			1.125%				1.125%	1.125%	1.125%			1.125%	1.125%
Additional aggregate principal amount of debt that can be purchased under right granted to initial purchasers												$ 90,000,000	₽ 2,981.0
Initial conversion rate, Class A shares received	19.44	19.44
Number of days within 30 consecutive trading days in which the closing price of the entity's common stock must exceed the conversion price as a condition for conversion of Notes | item	20	20
Number of consecutive trading days during which the closing price of the entity's common stock must exceed the conversion price for at least 20 days as a condition for conversion of Notes | item	30	30
Percentage of the closing sales price of the entity's common stock that the conversion price must exceed as a condition for conversion of Notes	130.00%	130.00%
Number of consecutive business days immediately after any ten consecutive trading day period during the note measurement period	5 days	5 days
Number of consecutive trading days before five consecutive business days during the note measurement period	10 days	10 days
Principal amount used for debt instrument conversion ratio | $	$ 1,000
Percentage of the trading price to the product of the last reported sale price of the entity's common stock and the conversion rate (as a percent)	98.00%	98.00%
Net proceeds from the sale of Notes	$ 683,100,000	₽ 22,479.0
Debt issuance costs	4,100,000	228.0
Debt issuance costs allocated to additional paid-in capital	700,000	₽ 38.0
Debt issuance costs deferred to be amortized to interest expense over the term of Notes	3,400,000										₽ 190.0
Carrying value of the liability component of debt	$ 576,700,000										18,972.0
Discount rate for computing present value of the liability component (as a percent)	4.84%	4.84%
Value of equity component of debt	$ 113,300,000										₽ 3,728.0
Principal amount repurchased and retired | $			$ 12,000,000					$ 87,400,000		$ 119,400,000
Repurchases of convertible debt			11,600,000	668.0	5,397.0	6,096.0
(Losses)/Gains on extinguishment of debt			(100,000)	₽ (6.0)	₽ 53.0	₽ 310.0
Carrying value of the Notes
1.125% Convertible Senior Notes due December 2018			321,300,000				₽ 18,507.0		₽ 20,211.0
Unamortized debt discount			(11,200,000)				(644.0)		(1,396.0)
Unamortized debt issuance cost			(500,000)				(29.0)		(65.0)
Total convertible debt			$ 309,600,000				₽ 17,834.0		₽ 18,750.0
Term of debt			1 year	1 year
Effective interest rate on the liability component (as a percent)			5.10%				5.10%	5.10%	5.10%	5.10%